Offerings - Offering: 1	Nov. 29, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered | shares	65,382,740
Proposed Maximum Offering Price per Unit	15.11
Maximum Aggregate Offering Price	$ 987,933,201.4
Fee Rate	0.01531%
Amount of Registration Fee	$ 151,252.57
Offering Note
(1)     Pursuant to Rule 416(a) of the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.
(2)     Represents 48,793,090 additional shares of common stock, $0.0001 par value per share (the “Stock”) that were added to the shares authorized for issuance under the Amended and Restated 2021 Stock Option and Incentive Plan (the “Plan”), and 16,589,650 shares of Stock that are authorized for issuance under the 2024 Employee Stock Purchase Plan (the “ESPP Plan”), which are in addition to shares of Stock previously registered in connection with the Plan on Registration Statements on Form S-8 filed with the Securities and Exchange Commission on August 6, 2021, September 12, 2022 and March 17, 2023.
(3)     Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) of the Securities Act, based upon the average of the high and low selling prices of common stock on November 21, 2024, as reported on the Nasdaq Global Select Market.